Segment Information - Summary of Group's Revenues from External Customers by Major Products (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of products and services [line items]
Revenue	₽ 265,454	₽ 287,153	₽ 303,795
Mining segments [member]
Disclosure of products and services [line items]
Revenue	70,881	83,517	88,104
Mining segments [member] | Coal and middlings [member]
Disclosure of products and services [line items]
Revenue	54,324	62,518	71,305
Mining segments [member] | Coke and chemical products [member]
Disclosure of products and services [line items]
Revenue	14,783	17,970	14,205
Mining segments [member] | Iron ore concentrate [member]
Disclosure of products and services [line items]
Revenue	413	1,179	839
Mining segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,361	1,850	1,755
Steel segments [member]
Disclosure of products and services [line items]
Revenue	166,885	174,850	187,918
Steel segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	3,779	5,236	6,311
Steel segments [member] | Long steel products [member]
Disclosure of products and services [line items]
Revenue	98,908	97,692	105,722
Steel segments [member] | Hardware [member]
Disclosure of products and services [line items]
Revenue	25,971	27,086	30,040
Steel segments [member] | Flat steel products [member]
Disclosure of products and services [line items]
Revenue	23,056	23,371	22,786
Steel segments [member] | Forgings and stampings [member]
Disclosure of products and services [line items]
Revenue	8,451	14,818	15,848
Steel segments [member] | Semi-finished steel products [member]
Disclosure of products and services [line items]
Revenue	181	137	54
Steel segments [member] | Ferrosilicon [member]
Disclosure of products and services [line items]
Revenue	3,159	3,229	3,927
Steel segments [member] | Steel pipes [member]
Disclosure of products and services [line items]
Revenue	3,380	3,281	3,230
Power segments [member]
Disclosure of products and services [line items]
Revenue	27,688	28,786	27,773
Power segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,382	1,756	1,764
Power segments [member] | Electricity [member]
Disclosure of products and services [line items]
Revenue	₽ 26,306	₽ 27,030	₽ 26,009

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).